Organization, Business Operations, Proposed Business Combination and Going Concern (Details)			1 Months Ended			9 Months Ended	11 Months Ended
	Oct. 29, 2021 USD ($) $ / shares shares	Sep. 24, 2021 USD ($) $ / shares shares	Sep. 16, 2022 USD ($) shares	Aug. 16, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 04, 2022 USD ($)	Mar. 08, 2022 USD ($)
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Subject to adjustment price per share (in Dollars per share) | $ / shares		$ 11.5
Aggregate amount						$ 11,541,250
Purchased units percentage						100.00%	100.00%
Aggregate founder shares (in Shares) | shares						1,625,000	1,625,000
Founder shares price						$ 9,680,000	$ 9,680,000
Founder shares price per share (in Dollars per share) | $ / shares						$ 5.96	$ 5.96
Transaction costs amounted						$ 26,658,313	$ 26,658,313
Underwriting commissions						4,595,000	4,595,000
Deferred underwriting commissions						11,541,250	11,541,250
Excess fair value of founder shares						9,680,125	9,680,125
Other offering cost						841,938	841,938
Allocation for over-allotment option						23,439	23,439
Allocated temporary equity						24,538,134	24,538,134
Ordinary shares not subject to redemption						$ 2,096,740	$ 2,096,740
Sale of Units price	$ 29,750,000
Units price per share (in Dollars per share) | $ / shares	$ 10
Redeem public share percentage						100.00%	100.00%
Public share held in trust account, description							The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act.
Operating bank account						$ 19,442	$ 360,000
Working capital						$ 1,995,115	620,000		$ 500,000
Aggregate loans					$ 250,000		250,000
Cash held outside the trust account							$ 360,000
Number of share (in Shares) | shares		1				1
Public share held in trust account, description						The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Voting rights						three
Convertible Preferred Stock percentage						10.00%
New intuitive machines						$ 700,000,000
Consideration and structure, description						In particular, the business combination consideration to be received by the Intuitive Machines Members will be an aggregate of (a) (i) 68,125,987 Intuitive Machines OpCo Common Units, (ii) 1,874,013 Intuitive Machines OpCo Options and (iii) 10,000,000 Earn Out Units and (b) (i) 278 shares of New Intuitive Machines Class B Common Stock (excluding 1,874,013 shares of New Intuitive Machines Class B Common Stock reserved for issuance upon exercise of Intuitive Machines OpCo Options) and (ii) 68,125,709 shares of New Intuitive Machines Class C Common Stock (excluding 10,000,000 shares of New Intuitive Machines Class C Common Stock reserved for issuance upon vesting of the Earn Out Units).The 10,000,000 Earn Out Units received by the applicable Intuitive Machines Members will be deposited into escrow at the Closing and will be earned, released and delivered upon satisfaction of the following milestones: (i) 2,500,000 Earn Out Units will vest if, during the Earn Out Period (as defined below), Intuitive Machines is awarded the OMES III Contract by NASA (“Triggering Event I”), (ii) 5,000,000 Earn Out Units will vest if, within the Earn Out Period, Triggering Event I has occurred and the volume weighted average closing sale price of New Intuitive Machines Class A Common Stock equals or exceeds $15.00 per share (“Triggering Event II-A”), (iii) 7,500,000 Earn Out Units will vest if, within the Earn Out Period, Triggering Event I has not occurred and the volume weighted average closing sale price of New Intuitive Machines Class A Common Stock equals or exceeds $15.00 per share (“Triggering Event II-B”), and (iv) 2,500,000 Earn Out Units will vest if, within the Earn Out Period, Triggering Event III occurs the volume weighted average closing sale price of New Intuitive Machines Class A Common Stock equals or exceeds $17.50 per share (“Triggering Event III”), provided, that Triggering Event II-A and Triggering Event II-B may not both be achieved. “Earn Out Period” means (i) with respect to Triggering Event I, the time period beginning on September 16, 2022 and ending at 11:59 pm ET on December 31, 2023, and (ii) with respect to Triggering Event II-A, Triggering Event II-B and Triggering Event III, the time period beginning on the date that is 150 days following the date of Closing and ending on the date that is the five (5) year anniversary of the date of Closing. If a Change of Control (as defined in the Business Combination Agreement) occurs during the Earn Out Period that results in the holders of New Intuitive Machines Class A Common Stock receiving a per share price greater than or equal to $15.00 or $17.50, respectively, then immediately prior to the consummation of such Change of Control, to the extent not previously triggered, Triggering Event II-A or Triggering Event II-B will be deemed to have occurred, as applicable, and the applicable Earn Out Units shall vest.
Amounts due and owing						$ 1,500,000
Aggregate shares (in Shares) | shares				26,000
Cumulative convertible percentage				10.00%
Warrant purchase				$ 541,667
Exercise price (in Dollars per share) | $ / shares				$ 15
TRA holders rate						85.00%
Cash tax rate						85.00%
TRA holder exchanges rate						5.00%
Deferred tax asset						$ 169,200,000
Deferred tax liability						$ 147,200,000
Price per share (in Dollars per share) | $ / shares						$ 10
Liability						$ 99,700,000
New issue of intuitive machines			$ 50,000,000
Shares issued (in Shares) | shares			100,000
Ordinary shares issued (in Shares) | shares						2,900,000
Business combination, description						The Sponsor will have the option, at any time on or prior to the Maturity Date, to convert up to $1,000,000 outstanding under the Working Capital Note into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants. As of September 30, 2022, there was $125,000 outstanding under the Working Capital Note.
Cash held in trust account						$ 19,442
Preferred Stock [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares						$ 0.0001
Sponsor [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Purchase an additional shares (in Shares) | shares	595,000
Additional gross proceeds price	$ 595,000
Proposed public offering units (in Shares) | shares							6,250,000
IPO [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Private placement warrants (in Shares) | shares		30,000,000
Price per share (in Dollars per share) | $ / shares		$ 10
Aggregate amount						$ 322,300,000	$ 322,300,000
Interest in purchase of shares percentage						9.90%	9.90%
Investors purchased units (in Shares) | shares						29,540,000	29,540,000
Purchased units percentage						98.50%	98.50%
Investors purchased shares						2,900,000	2,900,000
Sale of Units price		$ 300,000,000
Units price per share (in Dollars per share) | $ / shares		$ 10
Redeem public share percentage						100.00%
Over-Allotment Option [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Purchase an additional shares (in Shares) | shares	2,975,000	4,500,000
Additional gross proceeds price	$ 29,750,000
Forfeited shares (in Shares) | shares	1,525,000
Private Placement [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Private placement warrants (in Shares) | shares						6,250,000	6,250,000
Price per share (in Dollars per share) | $ / shares						$ 1	$ 1
Class A Ordinary Shares [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares not subject to redemption						$ 2,096,740
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001
Voting rights						one	one
Class A Ordinary Shares [Member] | Private Placement [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 11.5	$ 11.5
Class B Ordinary Shares [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						0.0001	$ 0.0001
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001
Proposed Public Offering [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Proposal public offering, description						The decision as to whether the Company will seek shareholder approval of any Initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes).	The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes).
Class C Ordinary Shares [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001
Series A Preferred Stock [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares				$ 0.0001
Convertible Preferred Stock percentage				10.00%
Sponsor [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Purchase an additional shares (in Shares) | shares	595,000
Additional gross proceeds price	$ 595,000
Proposed public offering units (in Shares) | shares						6,250,000
Borrowing amount								$ 1,000,000
TRA Holders [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
TRA holder exchanges rate						5.00%
Price per share (in Dollars per share) | $ / shares						$ 10
Business combination [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Description of business combination						The Company’s Initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the value of the Trust Account (excluding the amount of any deferred underwriting discount held in trust and taxes payable on the income earned on the Trust Account). However, the Company will only complete an Initial Business Combination if the post-transaction company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder (the “Investment Company Act”).	The Company’s Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the value of the Trust Account (excluding the amount of any deferred underwriting discount held in trust and taxes payable on the income earned on the Trust Account). However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder (the “Investment Company Act”).
Business Combination [Member] | Proposed Public Offering [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Initial business combination, description						However, if the Company is unable to complete an Initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less tax payable and up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as	However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less tax payable and up to $100,000 of interest to pay dissolution expenses) divided